Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Millions		Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Dividends	Infrastructure	Comm. Social Resp.	Total Payments
Total	[1],[2]	$ 167.6	$ 1,071.2	$ 22.4	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 3.8	$ 1,265.0
Acambuco
Total	[1],[2]	0.0	2.8	0.0	0.0	0.0	0.0	0.0	0.0	2.8
Agua Salada
Total	[1],[2]	0.0	2.1	0.0	0.0	0.0	0.0	0.0	0.0	2.1
Aguada de Castro
Total	[1],[2]	0.0	2.0	0.0	0.0	0.0	0.0	0.0	0.0	2.0
Aguada de la Arena
Total	[1],[2]	0.0	28.5	0.4	0.0	0.0	0.0	0.0	0.0	28.9
Aguada del Chañar
Total	[1],[2]	0.0	33.2	0.0	0.0	0.0	0.0	0.0	0.0	33.2
Aguada Pichana Este
Total	[1],[2]	0.0	13.7	0.0	0.0	0.0	0.0	0.0	0.0	13.7
Aguada Pichana Oeste
Total	[1],[2]	0.0	16.2	0.0	0.0	0.0	0.0	0.0	0.0	16.2
Al Norte de la Dorsal
Total	[1],[2]	0.1	2.7	0.1	0.0	0.0	0.0	0.0	0.0	2.9
Altiplanicie del Payún
Total	[1],[2]	0.0	0.5	0.3	0.0	0.0	0.0	0.0	0.0	0.8
Bajo del Toro Norte
Total	[1],[2]	0.0	5.1	0.1	0.0	0.0	0.0	0.0	1.5	6.7
Bandurria Sur
Total	[1],[2]	0.3	59.1	0.1	0.0	0.0	0.0	0.0	0.0	59.5
Barranca Yankowsky
Total	[1],[2]	0.0	0.1	0.5	0.0	0.0	0.0	0.0	0.0	0.6
Barrancas
Total	[1],[2]	0.0	19.9	0.3	0.0	0.0	0.0	0.0	0.0	20.2
Cajón de los Caballos
Total	[1],[2]	0.0	0.0	0.4	0.0	0.0	0.0	0.0	0.0	0.4
Campamento Central - Cañadón Perdido
Total	[1],[2]	0.0	4.5	0.1	0.0	0.0	0.0	0.0	0.0	4.6
Campo Durán - Madrejones
Total	[1],[2]	0.0	0.0	0.1	0.0	0.0	0.0	0.0	0.0	0.1
CAN 102
Total	[1],[2]	0.0	0.0	0.3	0.0	0.0	0.0	0.0	0.0	0.3
Cañadón Amarillo
Total	[1],[2]	0.0	3.6	0.6	0.0	0.0	0.0	0.0	0.0	4.2
Cañadón de la Escondida - Las Heras
Total	[1],[2]	0.2	35.4	1.9	0.0	0.0	0.0	0.0	0.0	37.5
Cañadón León - Meseta Espinosa
Total	[1],[2]	0.4	28.9	0.5	0.0	0.0	0.0	0.0	0.0	29.8
Cañadón Vasco
Total	[1],[2]	0.0	0.3	0.3	0.0	0.0	0.0	0.0	0.0	0.6
Cañadón Yatel
Total	[1],[2]	0.0	8.2	0.3	0.0	0.0	0.0	0.0	0.0	8.5
Ceferino
Total	[1],[2]	0.0	0.2	0.0	0.0	0.0	0.0	0.0	0.0	0.2
Cerro Fortunoso
Total	[1],[2]	0.0	8.5	0.1	0.0	0.0	0.0	0.0	0.0	8.6
Cerro Manrique
Total	[1],[2]	0.1	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.1
Cerro Morado Este
Total	[1],[2]	0.0	2.9	0.1	0.0	0.0	0.0	0.0	0.0	3.0
Cerro Piedra - Cerro Guadal Norte
Total	[1],[2]	0.0	2.0	2.5	0.0	0.0	0.0	0.0	0.0	4.5
Chachahuén Sur
Total	[1],[2]	0.0	28.0	0.1	0.0	0.0	0.0	0.0	0.0	28.1
Chihuido de la Salina
Total	[1],[2]	0.0	3.2	0.0	0.0	0.0	0.0	0.0	0.0	3.2
Chihuido de la Salina Sur
Total	[1],[2]	0.0	0.8	0.1	0.0	0.0	0.0	0.0	0.0	0.9
Chihuido de la Sierra Negra
Total	[1],[2]	0.3	24.7	0.5	0.0	0.0	0.0	0.0	0.0	25.5
Chubut projects
Total	[1],[2]	0.4	0.2	0.0	0.0	0.0	0.0	0.0	0.0	0.6
CN VII
Total	[1],[2]	0.0	0.6	0.0	0.0	0.0	0.0	0.0	0.0	0.6
Confluencia Sur
Total	[1],[2]	0.0	0.3	0.0	0.0	0.0	0.0	0.0	0.0	0.3
Dadín
Total	[1],[2]	0.0	0.5	0.0	0.0	0.0	0.0	0.0	0.0	0.5
Don Ruiz
Total	[1],[2]	0.0	0.0	0.1	0.0	0.0	0.0	0.0	0.0	0.1
El Guadal - Lomas del Cuy
Total	[1],[2]	0.1	15.7	0.7	0.0	0.0	0.0	0.0	0.0	16.5
El Manzano Este
Total	[1],[2]	0.0	0.3	0.2	0.0	0.0	0.0	0.0	0.0	0.5
El Manzano Oeste (Resto)
Total	[1],[2]	0.0	0.1	0.1	0.0	0.0	0.0	0.0	0.0	0.2
El Orejano
Total	[1],[2]	0.0	3.4	0.1	0.0	0.0	0.0	0.0	0.0	3.5
El Portón
Total	[1],[2]	0.0	4.9	0.0	0.0	0.0	0.0	0.0	0.0	4.9
El Tordillo
Total	[1],[2]	0.0	1.3	0.1	0.0	0.0	0.0	0.0	0.0	1.4
Escalante - El Trébol
Total	[1],[2]	0.1	17.4	0.2	0.0	0.0	0.0	0.0	0.0	17.7
Estación Fernández Oro
Total	[1],[2]	0.1	8.5	0.1	0.0	0.0	0.0	0.0	0.2	8.9
Exploration - Argentina
Total	[1],[2]	0.0	0.0	0.2	0.0	0.0	0.0	0.0	0.0	0.2
Filo Morado
Total	[1],[2]	0.0	1.1	0.1	0.0	0.0	0.0	0.0	0.0	1.2
Gobernador Ayala (CNQ 7)
Total	[1],[2]	0.0	3.6	0.0	0.0	0.0	0.0	0.0	0.0	3.6
Jagüel Casa de Piedra
Total	[1],[2]	0.0	12.6	0.0	0.0	0.0	0.0	0.0	0.0	12.6
La Amarga Chica
Total	[1],[2]	0.4	100.5	0.1	0.0	0.0	0.0	0.0	0.0	101.0
La Bolsa
Total	[1],[2]	0.0	0.0	0.1	0.0	0.0	0.0	0.0	0.0	0.1
La Calera
Total	[1],[2]	0.0	45.3	0.0	0.0	0.0	0.0	0.0	0.0	45.3
La Ribera Bloque I
Total	[1],[2]	0.0	5.5	0.0	0.0	0.0	0.0	0.0	0.0	5.5
La Ventana
Total	[1],[2]	0.0	7.2	0.1	0.0	0.0	0.0	0.0	0.0	7.3
La Yesera
Total	[1],[2]	0.0	0.3	0.0	0.0	0.0	0.0	0.0	0.0	0.3
Lago Fuego
Total	[1],[2]	0.0	1.8	0.3	0.0	0.0	0.0	0.0	0.0	2.1
Las Manadas
Total	[1],[2]	0.0	0.7	0.0	0.0	0.0	0.0	0.0	0.0	0.7
Lindero Atravesado
Total	[1],[2]	0.0	17.6	0.0	0.0	0.0	0.0	0.0	0.0	17.6
Llancanelo
Total	[1],[2]	0.0	3.2	0.1	0.0	0.0	0.0	0.0	0.0	3.3
Llancanelo R
Total	[1],[2]	0.0	0.0	0.2	0.0	0.0	0.0	0.0	0.0	0.2
Loma Amarilla Sur
Total	[1],[2]	0.0	1.6	0.1	0.0	0.0	0.0	0.0	0.0	1.7
Loma Campana
Total	[1],[2]	0.6	127.4	0.1	0.0	0.0	0.0	0.0	0.0	128.1
Loma La Lata - Sierra Barrosa
Total	[1],[2]	1.4	51.4	0.6	0.0	0.0	0.0	0.0	0.0	53.4
Loma Negra
Total	[1],[2]	0.0	1.8	0.0	0.0	0.0	0.0	0.0	0.0	1.8
Los Caldenes
Total	[1],[2]	0.1	0.7	0.1	0.0	0.0	0.0	0.0	0.0	0.9
Los Chorrillos
Total	[1],[2]	0.0	0.5	0.5	0.0	0.0	0.0	0.0	0.0	1.0
Los Monos
Total	[1],[2]	0.0	0.0	0.5	0.0	0.0	0.0	0.0	0.0	0.5
Los Perales - Las Mesetas
Total	[1],[2]	0.2	34.0	1.6	0.0	0.0	0.0	0.0	0.0	35.8
Magallanes
Total	[1],[2]	0.0	11.0	0.1	0.0	0.0	0.0	0.0	0.0	11.1
Manantiales Behr
Total	[1],[2]	0.2	76.3	0.5	0.0	0.0	0.0	0.0	0.2	77.2
Mendoza projects
Total	[1],[2]	0.2	0.1	0.1	0.0	0.0	0.0	0.0	0.0	0.4
Mesa Verde
Total	[1],[2]	0.0	3.1	0.2	0.0	0.0	0.0	0.0	0.0	3.3
Neuquén projects
Total	[1],[2]	0.7	0.3	0.7	0.0	0.0	0.0	0.0	1.1	2.8
Octógono
Total	[1],[2]	0.0	2.8	0.0	0.0	0.0	0.0	0.0	0.0	2.8
Pampa Las Yeguas I
Total	[1],[2]	0.0	0.4	0.0	0.0	0.0	0.0	0.0	0.0	0.4
Paso Bardas Norte
Total	[1],[2]	0.0	1.6	0.1	0.0	0.0	0.0	0.0	0.0	1.7
Pico Truncado - El Cordón
Total	[1],[2]	0.2	8.7	0.5	0.0	0.0	0.0	0.0	0.0	9.4
Puesto Hernández
Total	[1],[2]	0.1	9.4	0.1	0.0	0.0	0.0	0.0	0.0	9.6
Puesto Pinto (CNQ 7/A)
Total	[1],[2]	0.0	6.0	0.0	0.0	0.0	0.0	0.0	0.0	6.0
Puesto Quiroga
Total	[1],[2]	0.0	0.1	0.0	0.0	0.0	0.0	0.0	0.0	0.1
Puntilla del Huincán
Total	[1],[2]	0.0	0.0	0.1	0.0	0.0	0.0	0.0	0.0	0.1
Ramos
Total	[1],[2]	0.0	3.6	0.0	0.0	0.0	0.0	0.0	0.0	3.6
Refugio Tupungato
Total	[1],[2]	0.0	0.1	0.0	0.0	0.0	0.0	0.0	0.0	0.1
Restinga Alí
Total	[1],[2]	0.0	1.2	0.2	0.0	0.0	0.0	0.0	0.0	1.4
Rincón del Mangrullo
Total	[1],[2]	0.1	23.5	0.1	0.0	0.0	0.0	0.0	0.0	23.7
Río Negro projects
Total	[1],[2]	0.1	0.1	0.0	0.0	0.0	0.0	0.0	0.0	0.2
Río Neuquén
Total	[1],[2]	0.3	10.3	0.2	0.0	0.0	0.0	0.0	0.0	10.8
Río Tunuyán
Total	[1],[2]	0.0	0.4	0.0	0.0	0.0	0.0	0.0	0.0	0.4
San Antonio Sur
Total	[1],[2]	0.0	0.5	0.2	0.0	0.0	0.0	0.0	0.0	0.7
San Roque
Total	[1],[2]	0.0	4.9	0.0	0.0	0.0	0.0	0.0	0.0	4.9
Sands Operation
Total	[1],[2]	1.5	0.0	0.4	0.0	0.0	0.0	0.0	0.0	1.9
Santa Cruz projects
Total	[1],[2]	0.0	0.1	0.1	0.0	0.0	0.0	0.0	0.8	1.0
Señal Cerro Bayo
Total	[1],[2]	0.0	2.8	0.0	0.0	0.0	0.0	0.0	0.0	2.8
Señal Picada - Punta Barda
Total	[1],[2]	0.2	9.2	0.5	0.0	0.0	0.0	0.0	0.0	9.9
Sierra de Aguaragüe
Total	[1],[2]	0.0	6.1	0.1	0.0	0.0	0.0	0.0	0.0	6.2
Tierra del Fuego - Fracción A
Total	[1],[2]	0.0	0.9	0.2	0.0	0.0	0.0	0.0	0.0	1.1
Tierra del Fuego - Fracción B
Total	[1],[2]	0.0	5.2	0.0	0.0	0.0	0.0	0.0	0.0	5.2
Tierra del Fuego - Fracción D
Total	[1],[2]	0.0	0.3	0.0	0.0	0.0	0.0	0.0	0.0	0.3
Tierra del Fuego projects
Total	[1],[2]	1.1	0.0	0.1	0.0	0.0	0.0	0.0	0.0	1.2
Valle del Río Grande
Total	[1],[2]	0.0	7.8	0.4	0.0	0.0	0.0	0.0	0.0	8.2
Vizcacheras
Total	[1],[2]	0.0	11.8	0.3	0.0	0.0	0.0	0.0	0.0	12.1
Volcán Auca Mahuida
Total	[1],[2]	0.0	3.8	0.1	0.0	0.0	0.0	0.0	0.0	3.9
Payment not attributable to a project
Total	[1],[2]	158.1	51.7	0.0	0.0	0.0	0.0	0.0	0.0	209.8
Charagua
Total	[1],[2]	$ 0.0	$ 0.0	$ 1.1	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 1.1

[1]	All payments are reported in U.S. dollars. Payments made in currencies other than in U.S. dollars have been converted to U.S. dollars using the exchange rate applicable on or about the date of payment.
[2]	Certain monetary amounts and other figures included in this report have been subject to rounding adjustments. Any discrepancies in any table between the totals and the sums of the amounts are due to rounding.